Related party information	12 Months Ended
Dec. 31, 2019
Related party information
Related party information

27. Related party information

(i)	Interests of Paul Coulson

As of February 19, 2020, the approval date of these financial statements, a company owned by Paul Coulson owns approximately 25% of the issued share capital of ARD Holdings S.A., the ultimate parent company. Through its non-controlling interest in the Yeoman group of companies, this company has an interest in a further approximate 34% of the issued share capital of ARD Holdings S.A..

(ii)	Yeoman Capital S.A.

At December 31, 2019, Yeoman Capital S.A. owned approximately 34% of the ordinary shares of ARD Holdings S.A..

(iii)	Common directorships

Four of the ARD Holdings S.A. directors (Paul Coulson, Brendan Dowling, Gerald Moloney and Hermanus Troskie) also serve as directors in the Yeoman group of companies. With the exception of Philip Hammond, Damien O’Brien and Edward White, all of the directors of Ardagh Group S.A. are members of the board of directors of ARD Holdings S.A..

(iv)	Joint ventures

The Group’s interests held in joint ventures are related parties and these are set out in further detail in notes 11 and 12. Balances outstanding with Trivium are set out in notes 15 and 23. Transactions with joint ventures were not material for any of the years presented.

(v)	Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. The amount outstanding at year end was $5 million (2018: $1 million, 2017: $7 million).

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Salaries and other short-term employee benefits	14	10	12
Post-employment benefits	—	1	1
	14	11	13
Other compensation	6	—	7
	20	11	20

(vi)	Pension schemes

The Group’s pension schemes are related parties. For details of all transactions during the year, please see Note 21.

(vii)	Related party balances

With the exception of the balances outlined in (i) to (vi) above, there are no material balances outstanding with related parties at December 31, 2019.

(viii)	Toggle / PIK Notes

In November 2019, ARD Finance S.A. issued the Toggle Notes to, among other things, refinance certain toggle notes issued by it in September 2016 (the "September 2016 Toggle Notes") and certain PIK notes issued by ARD Securities Finance SARL in January 2018 (“January 2018 PIK Notes”).  Certain directors of the Company that held September 2016 Toggle Notes and January 2018 PIK Notes prior to the refinancing acquired and hold Toggle Notes issued in the refinancing.

(ix)	Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, at December 31, 2019.

Country of
Company	incorporation	Activity
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria	Metal Beverage Packaging
Ardagh Metal Beverage Trading Austria GmbH	Austria	Metal Beverage Packaging
Latas Indústria de Embalagens de Alumínio do Brasil Ltda.	Brazil	Metal Beverage Packaging
Ardagh Indústria de Embalagens de Metálicas do Brasil Ltda.	Brazil	Metal Beverage Packaging
Ardagh Glass Holmegaard A/S	Denmark	Glass Packaging
Ardagh Metal Beverage Trading France SAS	France	Metal Beverage Packaging
Ardagh Metal Beverage France SAS	France	Metal Beverage Packaging
Ardagh Glass GmbH	Germany	Glass Packaging
Heye International GmbH	Germany	Glass Engineering
Ardagh Metal Beverage Trading Germany GmbH	Germany	Metal Beverage Packaging
Ardagh Metal Beverage Germany GmbH	Germany	Metal Beverage Packaging
Ardagh Glass Sales Limited	Ireland	Glass Packaging
Ardagh Packaging Holdings Limited	Ireland	Glass and Metal Beverage Packaging
Ardagh Glass Italy S.r.l.	Italy	Glass Packaging
Ardagh Glass Dongen B.V.	Netherlands	Glass Packaging
Ardagh Glass Moerdijk B.V.	Netherlands	Glass Packaging
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands	Metal Beverage Packaging
Ardagh Metal Beverage Netherlands B.V.	Netherlands	Metal Beverage Packaging
Ardagh Glass S.A.	Poland	Glass Packaging
Ardagh Metal Beverage Trading Poland Sp. z o.o	Poland	Metal Beverage Packaging
Ardagh Metal Beverage Poland Sp. z o.o	Poland	Metal Beverage Packaging
Ardagh Metal Beverage Trading Spain SL	Spain	Metal Beverage Packaging
Ardagh Metal Beverage Spain SL	Spain	Metal Beverage Packaging
Ardagh Glass Limmared AB	Sweden	Glass Packaging
Ardagh Metal Beverage Europe GmbH	Switzerland	Metal Beverage Packaging
Ardagh Glass Limited	United Kingdom	Glass Packaging
Ardagh Metal Beverage Trading UK Limited	United Kingdom	Metal Beverage Packaging
Ardagh Metal Beverage UK Limited	United Kingdom	Metal Beverage Packaging
Ardagh Glass Inc.	United States	Glass Packaging
Ardagh Metal Beverage USA Inc.	United States	Metal Beverage Packaging